STATUTORY RESERVE	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Statutory Reserves [Abstract]
Statutory Reserve Disclosure [Text Block]

NOTE 12 — STATUTORY RESERVE

For the nine months ended June 30, 2015, statutory reserve activity was as follows:

Balance – September 30, 2014	$2,539,170
Addition to statutory reserve	44,755
Balance – June 30, 2015	$2,583,925

NOTE 12 — STATUTORY RESERVE

For the years ended September 30, 2014 and 2013, statutory reserve activity was as follows:

Balance – September 30, 2012	$1,653,723
Addition to statutory reserve	855,012
Balance – September 30, 2013	2,508,735
Addition to statutory reserve	30,435
Balance – September 30, 2014	$2,539,170